SPECIAL (GAINS) AND CHARGES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended			36 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Feb. 08, 2013	Feb. 07, 2013	Nov. 30, 2014	Feb. 28, 2015	Sep. 30, 2014
Restructuring reserve
Restructuring liability	$ 66.3	$ 68.3		$ 68.3
Non-restructuring Special (Gains) and Charges
Foreign currency translation charges associated with remeasurement, before tax		22.7
Foreign currency translation charges associated with remeasurement, after tax		16.1
Exchange rate					6.30	4.30
Net sales within Venezuela as a percent of consolidated net sales	1.00%
SICAD 1
Non-restructuring Special (Gains) and Charges
Exchange rate							12.00
CENCOEX
Non-restructuring Special (Gains) and Charges
Exchange rate	6.30
Net assets							104
SICAD 2
Non-restructuring Special (Gains) and Charges
Exchange rate							49.98
SIMADI | Subsequent event
Non-restructuring Special (Gains) and Charges
Exchange rate								170.00
Maximum
Non-restructuring Special (Gains) and Charges
Assets held in Venezuela as a percentage of consolidated assets							2.00%
Vehicle Care division
Non-restructuring Special (Gains) and Charges
Gain (charges) on sale of business and litigation related charges, before tax			60.1
Gain (charges) on sale of business and litigation related charges, after tax			35.7
Emochem
Non-restructuring Special (Gains) and Charges
Gain (charges) on removal of equity method investment and other, before tax	28.4
Gain (charges) on removal of equity method investment and other, after tax	(23.3)
Champion
Non-restructuring Special (Gains) and Charges
Business combination and integration related costs, pre tax	19.9	88.8	19.4
Business combination and integration related costs, after tax	(12.8)	61.4	16.7
Aggregate principal amount			500
Nalco
Non-restructuring Special (Gains) and Charges
Business combination and integration related costs, pre tax	8.5	18.6	155.8
Business combination and integration related costs, after tax	(7.0)	14.2	113.7
Energy Restructuring Plan
Restructuring reserve
Recorded expense and accrual	9.5	27.4
Cash payments	(13.9)	(17.5)
Non-cash charges	(0.6)	(3.6)
Effect of foreign currency translation	0.2	0.6
Restructuring liability	2.1	6.9		6.9
Other restructuring information
Restructuring charge expected to be incurred, pre-tax	80
Restructuring charge expected to be incurred, after tax	55
Restructuring charge incurred, pretax	9.5	27.4
Restructuring charges, expected cash expenditures	60
Restructuring charges, after tax	(6.4)	19.4
Energy Restructuring Plan | Employee termination costs
Restructuring reserve
Recorded expense and accrual	7.9	22.9
Cash payments	(12.9)	(16.7)
Effect of foreign currency translation	0.2	0.6
Restructuring liability	2.0	6.8		6.8
Energy Restructuring Plan | Asset disposals
Restructuring reserve
Recorded expense and accrual	0.6	3.6
Non-cash charges	(0.6)	(3.6)
Energy Restructuring Plan | Other
Restructuring reserve
Recorded expense and accrual	1.0	0.9
Cash payments	(1.0)	(0.8)
Restructuring liability	0.1	0.1		0.1
Combined Plan
Restructuring reserve
Recorded expense and accrual	73.5			277.7
Cash payments	(68.8)			(192.2)
Non-cash charges	(2.6)			(12.2)
Effect of foreign currency translation	(1.8)			(0.1)
Restructuring liability	73.5	73.2		73.2
Other restructuring information
Restructuring charge expected to be incurred, pre-tax	390								330
Restructuring charge expected to be incurred, after tax	295								245
Restructuring charge incurred, pretax	73.5	63.6
Restructuring charge incurred, after tax	(58.5)	48.3
Combined Plan | Employee termination costs
Restructuring reserve
Recorded expense and accrual	60.6			248.2
Cash payments	(60.2)			(182.2)
Effect of foreign currency translation	(1.8)			(0.1)
Restructuring liability	64.5	65.9		65.9
Combined Plan | Asset disposals
Restructuring reserve
Recorded expense and accrual				(1.2)
Cash payments	2.6			9.1
Non-cash charges	(2.6)			(7.9)
Gain on sale of facilities		7.4
Combined Plan | Other
Restructuring reserve
Recorded expense and accrual	12.9			30.7
Cash payments	(11.2)			(19.1)
Non-cash charges				(4.3)
Restructuring liability	$ 9.0	$ 7.3		$ 7.3